Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Mortgage Bonds, Series 2025 due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,504,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,164.06
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-281614-01. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.